Selected Statements of Operations Data (Schedule Of Net income per share) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Numerator for basic and diluted net income (loss) per share – income(loss) available to shareholders of Ordinary shares	$ 24,063	$ 6,220	$ (19,689)
Denominator:
Denominator for basic net income (loss) per share – adjustedweighted average number of Ordinary shares	86,191,178	84,617,774	84,132,982
Add - employee stock options and RSU	2,268,824	864,852	0
Denominator for diluted net income (loss) per share – adjusted weighted average number of Ordinary shares	88,460,001	85,482,626	84,132,982